BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2014
Bank Loans Disclosure [Abstract]
Schedule Of Bank Loans [Table Text Block]	Bank loans consisted of the following:
	December 31, 2014				December 31, 2013
From Financial institutions	Rate			Balance	Rate	Balance
EFG Bank of Hong Kong		%			$1.17%	$1,279,002

Total			$			$1,279,002